Commitments And Contingencies	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies [Text Block]
COMMITMENTS AND CONTINGENCIES

22 - 1 Commitments

The Company currently has commitments regarding its operating leases as described in Note 12-2.

22 - 2 Litigation
From time to time we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. Regardless of the outcome, litigation can have an adverse impact on us because of defense and settlement costs, diversion of management resources and other factors.

On August 4, 2014, Mark Eaton filed a purported class action lawsuit in the United States District Court for the Southern District of New York, asserting that the Company, Marc Oczachowski, and Eric Soyer violated federal securities laws Section 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10 b- 5 promulgated thereunder by issuing materially false and misleading statements about the Company’s business operations and prospects particularly concerning the Company’s Ablatherm-HIFU PMA file under review by the FDA that caused the price of Edap’s American Depository Receipts to be artificially inflated during the period from February 1, 2013 to July 30, 2014. On August 6, 2014, Ronnie Haddad filed a second purported class action lawsuit, also in the United States District Court for the Southern District of New York, asserting similar claims.

F- 38

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On October 24, 2014, the related cases were consolidated by the United States District Court for the Southern District of New York and a lead plaintiff and lead counsel were appointed.

On December 22, 2014, the lead plaintiff filed an amended complaint that no longer included Mr. Soyer. The amended complaint alleges that Edap and Mr. Oczachowski breached their obligations under the Exchange Act in various ways, including by misrepresenting and failing to disclose allegedly material information about the safety and efficacy of treatment with Ablatherm-HIFU, and the Company’s interactions with the FDA.  The complaint seeks unspecified damages, interest, costs, and fees, including attorneys’ and experts’ fees.

On December 31, 2014, we accrued $250,000 (€206,000) as legal costs to be incurred by the Company in relation to this litigation.

On February 20, 2015, the defendants, including the Company, filed a motion to dismiss the action. We cannot predict the outcome of this motion to dismiss. We believe we have valid defenses to this matter and intend to deny liability and defend our position vigorously. We have notified our insurance carriers of this litigation and no determination can be made at this stage as to the likely outcome of the ongoing procedures and whether it will be material to us. Therefore, no loss contingency beyond legal costs of $250,000 has been booked with regard to this matter.

22 - 3 Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note 1-13 and Note 11.